Cover	12 Months Ended
Jun. 30, 2021 shares
Cover [Abstract]
Entity Registrant Name	CORDOVACANN CORP.
Entity Central Index Key	0001168981
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--06-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	93,151,074
Document Annual Report	true
Entity File Number	000-50492
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	217 Queen Street West
Entity Address Address Line 2	Suite 401
Entity Address Country	CA
Entity Address City Or Town	Toronto
Entity Interactive Data Current	Yes